UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2016

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund, Inc. - AB Limited Duration High Income Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 66.1%
Industrial - 56.9%
Basic - 3.9%
AK Steel Corp.
8.75%, 12/01/18	U.S.$	558	$502,200
Aleris International, Inc.
7.625%, 2/15/18		470	399,500
ArcelorMittal
5.125%, 6/01/20		765	634,950
5.50%, 2/25/17		135	130,397
6.125%, 6/01/18		1,283	1,173,945
Commercial Metals Co.
6.50%, 7/15/17		299	309,839
7.35%, 8/15/18		1,669	1,756,706
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)		1,440	1,376,568
Huntsman International LLC
4.875%, 11/15/20		292	266,450
INEOS Group Holdings SA
6.125%, 8/15/18 (a)		300	297,000
Lundin Mining Corp.
7.50%, 11/01/20 (a)		327	306,562
7.875%, 11/01/22 (a)		90	82,800
Novelis, Inc.
8.375%, 12/15/17		588	571,830
8.75%, 12/15/20		280	256,900
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (a)		854	879,620
Steel Dynamics, Inc.
6.125%, 8/15/19		925	931,937
Teck Resources Ltd.
2.50%, 2/01/18		29	22,040
4.50%, 1/15/21		740	377,400
Thompson Creek Metals Co., Inc.
9.75%, 12/01/17		573	492,780

			10,769,424

Capital Goods - 6.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
3.512%, 12/15/19 (a)(b)		2,058	2,011,695
Ashtead Capital, Inc.
6.50%, 7/15/22 (a)		1,055	1,099,837
Berry Plastics Corp.
5.125%, 7/15/23		568	552,380
6.00%, 10/15/22 (a)		287	292,023
Bombardier, Inc.
7.50%, 3/15/18 (a)		795	775,125
Clean Harbors, Inc.
5.25%, 8/01/20		885	902,700
CNH Industrial America LLC
7.25%, 1/15/16		439	439,549
CNH Industrial Capital LLC
3.25%, 2/01/17		712	704,880
3.625%, 4/15/18		975	959,887

	Principal Amount (000)		U.S. $ Value
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 2/01/21	U.S.$	405	$418,163
EnerSys
5.00%, 4/30/23 (a)		181	180,095
HD Supply, Inc.
5.25%, 12/15/21 (a)		1,525	1,555,500
KraussMaffei Group GmbH
8.75%, 12/15/20 (a)	EUR	80	93,243
Manitowoc Co., Inc. (The)
8.50%, 11/01/20	U.S.$	950	983,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19		814	828,245
7.875%, 8/15/19		501	519,787
Sealed Air Corp.
4.875%, 12/01/22 (a)		660	661,650
5.25%, 4/01/23 (a)		357	364,140
6.50%, 12/01/20 (a)		440	485,100
SPX FLOW, Inc.
6.875%, 9/01/17		1,335	1,418,437
Terex Corp.
6.00%, 5/15/21		835	768,200
United Rentals North America, Inc.
7.375%, 5/15/20		900	949,500
7.625%, 4/15/22		415	443,511
8.25%, 2/01/21		388	405,945

			17,812,842

Communications - Media - 6.9%
Altice Financing SA
6.625%, 2/15/23 (a)		565	557,938
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	287	456,943
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	U.S.$	430	434,300
7.375%, 6/01/20		1,078	1,122,467
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)		685	616,500
6.375%, 9/15/20 (a)		824	805,460
CSC Holdings LLC
6.75%, 11/15/21		1,050	1,031,625
8.625%, 2/15/19		420	447,300
DISH DBS Corp.
4.625%, 7/15/17		65	66,300
5.125%, 5/01/20		160	158,400
7.875%, 9/01/19		1,670	1,816,125
Neptune Finco Corp.
6.625%, 10/15/25 (a)		700	726,250
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20		560	568,400
5.00%, 4/15/22 (a)		290	286,375
RR Donnelley & Sons Co.
7.00%, 2/15/22		250	236,563
8.25%, 3/15/19		789	854,093

	Principal Amount (000)		U.S. $ Value
Sinclair Television Group, Inc.
5.375%, 4/01/21	U.S.$	1,102	$1,104,755
6.375%, 11/01/21		460	473,800
Sirius XM Radio, Inc.
5.75%, 8/01/21 (a)		580	597,400
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		1,435	1,452,937
TEGNA, Inc.
5.125%, 10/15/19		915	947,025
Telesat Canada/Telesat LLC
6.00%, 5/15/17 (a)		947	954,102
Time, Inc.
5.75%, 4/15/22 (a)		1,050	960,750
Univision Communications, Inc.
5.125%, 5/15/23 (a)		347	333,988
6.75%, 9/15/22 (a)		1,286	1,332,617
Virgin Media Finance PLC
6.375%, 4/15/23 (a)		400	406,000
Virgin Media Secured Finance PLC
5.25%, 1/15/21		600	633,000

			19,381,413

Communications - Telecommunications - 5.0%
CenturyLink, Inc.
Series N
6.00%, 4/01/17		600	621,000
Series V
5.625%, 4/01/20		150	148,313
CommScope, Inc.
4.375%, 6/15/20 (a)		577	581,327
5.00%, 6/15/21 (a)		820	786,175
Crown Castle International Corp.
4.875%, 4/15/22		880	913,000
Frontier Communications Corp.
6.25%, 9/15/21		995	843,262
8.125%, 10/01/18		530	547,225
8.875%, 9/15/20 (a)		430	435,375
Level 3 Financing, Inc.
7.00%, 6/01/20		1,000	1,045,000
Numericable-SFR SAS
4.875%, 5/15/19 (a)		1,188	1,177,605
6.00%, 5/15/22 (a)		289	280,330
Qwest Capital Funding, Inc.
6.50%, 11/15/18		510	520,200
SBA Communications Corp.
4.875%, 7/15/22		380	374,300
5.625%, 10/01/19		858	894,465
Sprint Communications, Inc.
9.00%, 11/15/18 (a)		235	247,338
T-Mobile USA, Inc.
5.25%, 9/01/18		1,425	1,453,785
6.25%, 4/01/21		230	236,900
6.542%, 4/28/20		270	281,475

	Principal Amount (000)		U.S. $ Value
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)	U.S.$	371	$367,290
6.50%, 4/30/20 (a)		979	1,024,279
Windstream Services LLC
7.875%, 11/01/17		1,245	1,273,647

			14,052,291

Consumer Cyclical - Automotive - 2.7%
American Axle & Manufacturing, Inc.
6.625%, 10/15/22		280	293,300
Banque PSA Finance SA
4.375%, 4/04/16 (a)		736	740,210
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		1,711	1,497,125
Schaeffler Holding Finance BV
6.25%, 11/15/19 (a)(c)		250	261,250
6.75%, 11/15/22 (a)(c)		400	430,000
6.875% (6.875% Cash or 7.625% PIK),
8/15/18 (a)(c)		675	695,250
6.875%, 8/15/18 (a)(c)	EUR	235	264,427
Tenneco, Inc.
6.875%, 12/15/20	U.S.$	1,260	1,304,100
ZF North America Capital, Inc.
4.00%, 4/29/20 (a)		1,411	1,422,641
4.50%, 4/29/22 (a)		590	576,725

			7,485,028

Consumer Cyclical - Entertainment - 1.2%
AMC Entertainment, Inc.
5.875%, 2/15/22		524	531,860
ClubCorp Club Operations, Inc.
8.25%, 12/15/23 (a)		419	410,620
Live Nation Entertainment, Inc.
5.375%, 6/15/22 (a)		230	226,550
7.00%, 9/01/20 (a)		831	860,085
NCL Corp. Ltd.
4.625%, 11/15/20 (a)		1,000	979,220
Pinnacle Entertainment, Inc.
6.375%, 8/01/21		450	473,062

			3,481,397

Consumer Cyclical - Other - 6.2%
Beazer Homes USA, Inc.
6.625%, 4/15/18		1,234	1,247,882
CalAtlantic Group, Inc.
6.625%, 5/01/20		1,218	1,327,620
8.375%, 5/15/18		260	290,160
DR Horton, Inc.
3.625%, 2/15/18		375	379,688
3.75%, 3/01/19		590	590,000
4.00%, 2/15/20		600	603,420
GLP Capital LP/GLP Financing II, Inc.
5.375%, 11/01/23		415	404,625
International Game Technology PLC
5.625%, 2/15/20 (a)		1,150	1,132,750
6.25%, 2/15/22 (a)		640	598,400

	Principal Amount (000)		U.S. $ Value
Isle of Capri Casinos, Inc.
5.875%, 3/15/21	U.S.$	1,110	$1,132,200
KB Home
4.75%, 5/15/19		459	445,230
7.50%, 9/15/22		249	247,755
8.00%, 3/15/20		265	287,194
9.10%, 9/15/17		489	527,509
Lennar Corp.
4.125%, 12/01/18		200	201,000
4.50%, 6/15/19		150	152,531
6.95%, 6/01/18		1,275	1,370,625
Series B
6.50%, 4/15/16		370	374,625
MCE Finance Ltd.
5.00%, 2/15/21 (a)		600	550,500
MDC Holdings, Inc.
5.625%, 2/01/20		369	378,225
Meritage Homes Corp.
7.00%, 4/01/22		916	959,510
7.15%, 4/15/20		708	745,170
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)		1,555	1,578,325
Studio City Finance Ltd.
8.50%, 12/01/20 (a)		440	424,820
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.875%, 4/15/23 (a)		695	686,312
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22		140	133,032
Wynn Macau Ltd.
5.25%, 10/15/21 (a)		550	484,000

			17,253,108

Consumer Cyclical - Restaurants - 0.2%
1011778 BC ULC/New Red Finance, Inc.
4.625%, 1/15/22 (a)		482	483,205

Consumer Cyclical - Retailers - 2.2%
Brighthouse Group PLC
7.875%, 5/15/18 (a)	GBP	216	305,268
Cash America International, Inc.
5.75%, 5/15/18	U.S.$	1,497	1,498,871
Dollar Tree, Inc.
5.25%, 3/01/20 (a)		60	61,950
5.75%, 3/01/23 (a)		539	557,865
Group 1 Automotive, Inc.
5.00%, 6/01/22		1,395	1,381,050
Hanesbrands, Inc.
6.375%, 12/15/20		250	258,750
L Brands, Inc.
6.625%, 4/01/21		490	542,675
8.50%, 6/15/19		510	592,875

	Principal Amount (000)		U.S. $ Value
Rent-A-Center, Inc./TX
4.75%, 5/01/21	U.S.$	615	$459,713
Sally Holdings LLC/Sally Capital, Inc.
5.625%, 12/01/25		395	398,950
William Carter Co. (The)
5.25%, 8/15/21		110	113,025

			6,170,992

Consumer Non-Cyclical - 9.2%
Amsurg Corp.
5.625%, 11/30/20-7/15/22		885	887,900
Aramark Services, Inc.
5.125%, 1/15/24 (a)		141	143,644
5.75%, 3/15/20		860	889,562
Boparan Finance PLC
5.25%, 7/15/19 (a)	GBP	657	905,594
5.50%, 7/15/21 (a)		580	756,707
Care UK Health & Social Care PLC
5.579%, 7/15/19 (a)(b)		233	311,716
CHS/Community Health Systems, Inc.
6.875%, 2/01/22	U.S.$	709	672,664
Constellation Brands, Inc.
3.75%, 5/01/21		440	441,100
4.25%, 5/01/23		695	695,000
Endo Finance LLC
5.75%, 1/15/22 (a)		870	843,900
Envision Healthcare Corp.
5.125%, 7/01/22 (a)		787	771,260
Ephios Bondco PLC
6.25%, 7/01/22 (a)	EUR	222	250,257
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)	U.S.$	1,752	1,594,320
Grifols Worldwide Operations Ltd.
5.25%, 4/01/22		875	879,375
HCA, Inc.
6.50%, 2/15/20		510	555,645
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)		67	68,340
HRG Group, Inc.
7.875%, 7/15/19		1,536	1,605,120
Jarden Corp.
5.00%, 11/15/23 (a)		701	716,772
LifePoint Health, Inc.
5.50%, 12/01/21		1,343	1,366,502
Mallinckrodt International Finance SA
3.50%, 4/15/18		652	619,400
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.875%, 4/15/20 (a)		657	632,363
5.75%, 8/01/22 (a)		190	182,400
MEDNAX, Inc.
5.25%, 12/01/23 (a)		272	273,360
Post Holdings, Inc.
6.75%, 12/01/21 (a)		1,375	1,402,500

	Principal Amount (000)		U.S. $ Value
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	271	$407,808
R&R Ice Cream PLC
5.50%, 5/15/20 (a)		354	536,469
Revlon Consumer Products Corp.
5.75%, 2/15/21	U.S.$	470	454,725
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		695	715,850
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		270	273,375
6.625%, 8/15/22		1,165	1,208,687
Team Health, Inc.
7.25%, 12/15/23 (a)		282	291,870
Tenet Healthcare Corp.
4.75%, 6/01/20		125	125,625
6.00%, 10/01/20		661	695,703
6.25%, 11/01/18		657	691,493
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20 (a)		310	292,175
5.875%, 5/15/23 (a)		280	250,600
6.375%, 10/15/20 (a)		430	414,950
6.75%, 8/15/18 (a)		738	731,358
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	765	1,122,124

			25,678,213

Energy - 4.4%
Antero Resources Corp.
5.125%, 12/01/22	U.S.$	599	455,240
6.00%, 12/01/20		266	222,110
California Resources Corp.
5.00%, 1/15/20		157	55,931
8.00%, 12/15/22 (a)		419	220,499
CHC Helicopter SA
9.25%, 10/15/20		1,220	585,360
Chesapeake Energy Corp.
4.875%, 4/15/22		370	102,697
7.25%, 12/15/18		714	282,030
DCP Midstream Operating LP
2.70%, 4/01/19		805	652,122
Denbury Resources, Inc.
5.50%, 5/01/22		415	137,772
Energy Transfer Equity LP
7.50%, 10/15/20		1,675	1,549,375
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 5/01/20		463	295,163
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21		953	648,040
Laredo Petroleum, Inc.
7.375%, 5/01/22		127	116,840
Oasis Petroleum, Inc.
6.875%, 3/15/22		462	295,680
PHI, Inc.
5.25%, 3/15/19		1,130	904,000

	Principal Amount (000)		U.S. $ Value
QEP Resources, Inc.
5.375%, 10/01/22	U.S.$	487	$350,640
Sabine Pass Liquefaction LLC
5.625%, 2/01/21 (d)		1,010	929,200
6.25%, 3/15/22		385	356,125
SM Energy Co.
6.125%, 11/15/22		264	194,040
Southern Star Central Corp.
5.125%, 7/15/22 (a)		2,000	1,650,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/01/21		990	895,950
Transocean, Inc.
5.80%, 12/15/16		150	145,500
Whiting Petroleum Corp.
6.25%, 4/01/23		1,198	862,560
WPX Energy, Inc.
6.00%, 1/15/22		445	311,500

			12,218,374

Other Industrial - 0.7%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		930	778,875
9.00%, 10/15/18 (a)	EUR	190	168,294
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	U.S.$	1,117	1,114,207

			2,061,376

Services - 1.2%
ADT Corp. (The)
4.125%, 4/15/19		1,588	1,633,655
IHS, Inc.
5.00%, 11/01/22		1,431	1,448,888
Service Corp. International/US
7.00%, 6/15/17 (b)		300	320,250

			3,402,793

Technology - 4.2%
Amkor Technology, Inc.
6.375%, 10/01/22		305	296,613
Avaya, Inc.
7.00%, 4/01/19 (a)		1,223	905,020
9.00%, 4/01/19 (a)		715	548,763
CDW LLC/CDW Finance Corp.
6.00%, 8/15/22		1,130	1,192,150
Dell, Inc.
4.625%, 4/01/21		785	761,450
First Data Corp.
5.00%, 1/15/24 (a)		985	980,075
6.75%, 11/01/20 (a)		1,041	1,096,954
Infor US, Inc.
5.75%, 8/15/20 (a)		1,655	1,667,412

	Principal Amount (000)		U.S. $ Value
Iron Mountain Europe PLC
6.125%, 9/15/22 (a)	GBP	430	$652,289
Iron Mountain, Inc.
6.00%, 10/01/20 (a)	U.S.$	272	286,960
Nokia Oyj
5.375%, 5/15/19		415	439,962
NXP BV/NXP Funding LLC
3.75%, 6/01/18 (a)		650	653,250
Sanmina Corp.
4.375%, 6/01/19 (a)		1,500	1,507,500
Sensata Technologies BV
4.875%, 10/15/23 (a)		725	705,062

			11,693,460

Transportation - Airlines - 1.2%
Air Canada
6.75%, 10/01/19 (a)		1,520	1,577,950
8.75%, 4/01/20 (a)		265	283,550
British Airways PLC
8.75%, 8/23/16 (b)	GBP	899	1,377,915

			3,239,415

Transportation - Services - 1.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.125%, 6/01/22 (a)	U.S.$	699	690,263
Europcar Groupe SA
5.75%, 6/15/22 (a)	EUR	237	267,218
Hertz Corp. (The)
4.25%, 4/01/18	U.S.$	365	368,650
5.875%, 10/15/20		663	683,719
7.50%, 10/15/18		750	765,000
XPO Logistics, Inc.
7.875%, 9/01/19 (a)		955	971,015

			3,745,865

			158,929,196

Financial Institutions - 7.0%
Banking - 3.9%
ABN AMRO Bank NV
4.31%, 3/10/16 (e)	EUR	1,000	1,088,380
Ally Financial, Inc.
3.75%, 11/18/19	U.S.$	380	374,775
4.125%, 3/30/20		370	368,150
4.75%, 9/10/18		405	414,619
5.50%, 2/15/17		100	103,000
Bank of Ireland
10.00%, 7/30/16 (a)	EUR	1,100	1,242,171
BBVA International Preferred SAU
4.952%, 9/20/16 (a)(e)		100	107,683
Danske Bank A/S
5.684%, 2/15/17 (e)	GBP	500	747,161

	Principal Amount (000)		U.S. $ Value
HBOS Capital Funding LP
4.939%, 5/23/16 (e)	EUR	348	$381,971
Lloyds Bank PLC
4.385%, 5/12/17 (e)		850	951,449
Lloyds Banking Group PLC
6.267%, 11/14/16 (a)(e)	U.S.$	680	683,400
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (e)		1,200	1,254,000
Societe Generale SA
5.922%, 4/05/17 (a)(e)		1,552	1,573,340
UBS Preferred Funding Trust V
Series 1
6.243%, 5/15/16 (e)		550	551,375
Zions Bancorporation
5.65%, 11/15/23		1,112	1,126,122

			10,967,596

Finance - 2.8%
AerCap Aviation Solutions BV
6.375%, 5/30/17		730	757,375
CIT Group, Inc.
4.25%, 8/15/17		370	378,325
5.00%, 5/15/17		870	896,100
5.50%, 2/15/19 (a)		282	294,690
Enova International, Inc.
9.75%, 6/01/21		165	118,800
International Lease Finance Corp.
8.25%, 12/15/20		400	473,000
8.875%, 9/01/17		1,283	1,396,866
Navient Corp.
4.875%, 6/17/19		1,151	1,058,920
5.50%, 1/15/19		838	783,530
8.00%, 3/25/20		320	316,160
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		1,958	1,458,710

			7,932,476

Insurance - 0.3%
CNO Financial Group, Inc.
4.50%, 5/30/20		683	696,660

REITS - 0.0%
Sabra Health Care LP/Sabra Capital Corp.
5.375%, 6/01/23		89	89,668

			19,686,400

Utility - 2.2%
Electric - 2.2%
Calpine Corp.
6.00%, 1/15/22 (a)		820	846,396
DPL, Inc.
6.75%, 10/01/19		1,404	1,404,000
Dynegy, Inc.
6.75%, 11/01/19		1,625	1,527,500

	Principal Amount (000)		U.S. $ Value
FirstEnergy Corp.
Series B
4.25%, 3/15/23	U.S.$	745	$757,956
NRG Energy, Inc.
8.25%, 9/01/20		665	645,050
Talen Energy Supply LLC
4.60%, 12/15/21		1,260	774,510
6.50%, 5/01/18		275	254,375

			6,209,787

Total Corporates - Non-Investment Grade (cost $196,528,294)			184,825,383

CORPORATES - INVESTMENT GRADE - 8.9%
Financial Institutions - 4.7%
Banking - 2.4%
BBVA Bancomer SA/Texas
6.50%, 3/10/21 (a)		520	551,200
BNP Paribas SA
5.945%, 4/19/16 (a)(e)	GBP	200	291,892
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
6.875%, 3/19/20 (a)	EUR	500	645,258
Credit Agricole SA
Series TSDI
5.00%, 6/20/18 (e)	GBP	650	975,957
Credit Suisse Group Guernsey I Ltd.
7.875%, 2/24/41 (a)	U.S.$	500	515,000
Nationwide Building Society
6.00%, 12/15/16 (e)	GBP	1,294	1,926,691
Nordea Bank AB
4.875%, 5/13/21 (a)	U.S.$	530	571,961
Santander Bank NA
8.75%, 5/30/18		250	282,161
UBS AG/Jersey
7.25%, 2/22/22 (a)		975	1,017,210

			6,777,330

Brokerage - 0.5%
E*TRADE Financial Corp.
5.375%, 11/15/22		900	942,750
GFI Group, Inc.
8.625%, 7/19/18 (f)		467	505,528

			1,448,278

Finance - 0.5%
Aviation Capital Group Corp.
3.875%, 9/27/16 (a)		310	312,325
4.625%, 1/31/18 (a)		126	128,520
7.125%, 10/15/20 (a)		713	820,336

			1,261,181

	Principal Amount (000)		U.S. $ Value
Insurance - 1.3%
Allstate Corp. (The)
6.125%, 5/15/37	U.S.$	605	$611,050
Cloverie PLC for Zurich Insurance Co., Ltd.
8.25%, 1/18/18 (a)(e)		500	552,750
Progressive Corp. (The)
6.70%, 6/15/37		725	723,187
Prudential Financial, Inc.
8.875%, 6/15/38		820	922,500
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		900	918,000

			3,727,487

			13,214,276

Industrial - 4.0%
Basic - 0.5%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		540	348,300
Freeport-McMoRan, Inc.
2.375%, 3/15/18		840	655,200
Glencore Funding LLC
2.125%, 4/16/18 (a)		52	46,210
Vale Overseas Ltd.
4.375%, 1/11/22		450	340,573

			1,390,283

Capital Goods - 0.3%
GE Capital Trust III
6.50%, 9/15/67 (a)	GBP	475	720,206
General Electric Co.
Series B
4.10%, 12/15/22 (e)	U.S.$	35	34,913

			755,119

Communications - Media - 0.0%
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(e)		114	120,840

Communications - Telecommunications - 0.4%
Embarq Corp.
7.082%, 6/01/16		120	121,872
Qwest Corp.
6.75%, 12/01/21		265	277,588
Verizon Communications, Inc.
2.625%, 2/21/20		665	667,312

			1,066,772

Consumer Cyclical - Automotive - 0.3%
Volkswagen Group of America Finance LLC
1.25%, 5/23/17 (a)		229	223,526

	Principal Amount (000)		U.S. $ Value
2.45%, 11/20/19 (a)	U.S.$	745	$714,098

			937,624

Consumer Cyclical - Retailers - 0.3%
AutoNation, Inc.
6.75%, 4/15/18		106	115,364
CVS Health Corp.
3.50%, 7/20/22		600	610,534

			725,898

Consumer Non-Cyclical - 0.0%
Universal Health Services, Inc.
7.125%, 6/30/16		65	66,462

Energy - 0.9%
Hiland Partners LP/Hiland Partners Finance Corp.
5.50%, 5/15/22 (a)		180	171,450
7.25%, 10/01/20 (a)		289	291,890
Kinder Morgan Finance Co. LLC
5.70%, 1/05/16		95	95,000
Kinder Morgan, Inc./DE
7.00%, 6/15/17		55	56,657
7.25%, 6/01/18		871	904,426
Regency Energy Partners LP/Regency Energy Finance Corp.
5.75%, 9/01/20		1,000	976,910

			2,496,333

Technology - 1.3%
Denali Borrower LLC/Denali Finance Corp.
5.625%, 10/15/20 (a)		520	544,700
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)		700	697,317
Seagate HDD Cayman
3.75%, 11/15/18		1,825	1,811,312
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		517	525,710

			3,579,039

			11,138,370

Utility - 0.2%
Electric - 0.2%
EDP Finance BV
6.00%, 2/02/18 (a)		526	553,192

Total Corporates - Investment Grade (cost $26,395,281)			24,905,838

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 4.9%
Industrial - 4.8%
Basic - 0.2%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.)
4.25%, 6/30/19 (b)	U.S.$	97	$71,500
Ineos US Finance LLC
4.25%, 3/31/22 (b)		615	591,971

			663,471

Capital Goods - 0.1%
Serta Simmons Holdings LLC
4.25%, 10/01/19 (b)		133	131,706

Communications - Media - 0.3%
Checkout Holding Corp. (fka Catalina Marketing)
4.50%, 4/09/21 (b)		246	195,769
Time, Inc.
4.25%, 4/26/21 (b)		246	242,556
TownSquare Media, Inc.
4.25%, 4/01/22 (b)		420	413,340

			851,665

Consumer Cyclical - Automotive - 0.4%
Affinia Group, Inc.
4.75%, 4/27/20 (b)		333	331,179
American Tire Distributors, Inc.
5.25%, 9/01/21 (b)		585	573,956
CS Intermediate Holdco 2 LLC
4.00%, 4/04/21 (b)		281	275,812
Navistar, Inc.
6.50%, 8/07/20 (b)		70	61,367

			1,242,314

Consumer Cyclical - Entertainment - 0.1%
Station Casinos LLC
4.25%, 3/02/20 (b)		158	154,699

Consumer Cyclical - Other - 0.5%
La Quinta Intermediate Holdings LLC
3.75%, 4/14/21 (b)		141	137,193
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC)
3.50%, 5/14/20 (b)		488	476,531
Staples, Inc.
4/23/21 (g)		641	632,225

			1,245,949

Consumer Cyclical - Retailers - 0.5%
Dollar Tree, Inc.
3.50%, 7/06/22 (b)		29	29,202

	Principal Amount (000)		U.S. $ Value
J.C. Penney Corporation, Inc.
6.00%, 5/22/18 (b)	U.S.$	563	$552,095
Men’s Wearhouse, Inc. (The)
5.00%, 6/18/21		840	708,125
Michaels Stores, Inc.
4.00%, 1/28/20 (b)		146	144,829

			1,434,251

Consumer Non-Cyclical - 2.0%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons)
3.75%, 12/10/21 (b)		1,868	1,848,905
Acadia Healthcare Company, Inc.
4.25%, 2/11/22 (b)		84	83,993
Air Medical Group Holdings, Inc.
4.50%, 4/28/22 (b)		501	483,603
Alere, Inc. (fka IM US Holdings LLC)
4.25%, 6/20/22 (b)		695	687,987
AMAG Pharmaceuticals, Inc.
4.75%, 8/17/21 (b)		600	571,998
Concordia Healthcare Corp.
5.25%, 10/21/21 (b)		660	632,366
Envision Healthcare Corporation (fka Emergency Medical Services Corporation)
4.25%, 5/25/18 (b)		138	137,362
Grifols Worldwide Operations Ltd.
3.424%, 2/27/21 (b)		157	155,550
Horizon Pharma, Inc.
4.50%, 5/07/21 (b)		571	535,201
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã.r.l.
4.75%, 6/30/21 (b)		485	409,282

			5,546,247

Energy - 0.0%
Seadrill Operating LP (Seadrill Partners Finco LLC)
4.00%, 2/21/21 (b)		255	105,317

Other Industrial - 0.5%
Gardner Denver, Inc.
4.25%, 7/30/20 (b)		147	131,559
Gates Global LLC
4.25%, 7/06/21 (b)		516	482,620
Travelport Finance (Luxembourg) S.Ã.r.l.
5.75%, 9/02/21 (b)		750	732,649
Unifrax Holding Co.
4.50%, 11/28/18 (b)	EUR	72	77,833

			1,424,661

	Principal Amount (000)		U.S. $ Value
Technology - 0.2%
BMC Software Finance, Inc.
5.00%, 9/10/20 (b)	U.S.$	658	$540,059

			13,340,339

Utility - 0.1%
Electric - 0.1%
Energy Future Intermediate Holding Company LLC (EFIH Finance, Inc.)
4.25%, 6/19/16 (b)		330	328,433

Total Bank Loans (cost $14,428,000)			13,668,772

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.7%
GSE Risk Share Floating Rate - 2.7%
Bellemeade Re Ltd. Series 2015-1A, Class M1
2.922%, 7/25/25 (a)(b)		413	410,737
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M1
3.822%, 7/25/23 (b)		293	299,622
Series 2014-DN1, Class M2
2.622%, 2/25/24 (b)		485	481,679
Series 2014-DN3, Class M2
2.822%, 8/25/24 (b)		677	680,022
Series 2014-HQ1, Class M2
2.922%, 8/25/24 (b)		1,420	1,432,414
Series 2014-HQ2, Class M2
2.622%, 9/25/24 (b)		1,200	1,187,193
Series 2014-HQ3, Class M2
3.072%, 10/25/24(b)		495	498,495
Series 2015-HQ1, Class M2
2.622%, 3/25/25 (b)		901	895,364
Series 2015-HQA2, Class M2
3.222%, 5/25/28 (b)		366	363,491
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M1
2.422%, 10/25/23 (b)		76	76,379
Series 2014-C01, Class M1
2.022%, 1/25/24 (b)		320	319,833
Series 2014-C02, Class 2M1
1.372%, 5/25/24 (b)		73	72,949
Series 2015-C02, Class 2M1
1.622%, 5/25/25 (b)		504	501,919
Series 2015-C04, Class 1M2
6.122%, 4/25/28 (b)		168	171,338
Series 2015-C04, Class 2M2
5.972%, 4/25/28 (b)		260	261,083

Total Collateralized Mortgage Obligations (cost $7,689,638)			7,652,518

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
Non-Agency Fixed Rate CMBS - 1.1%
Commercial Mortgage Trust
Series 2007-GG9, Class AM
5.475%, 3/10/39	U.S.$	158	$161,172
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.699%, 6/15/39		150	152,548
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class AJ
5.427%, 11/10/45		1,000	990,712
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.635%, 4/10/38		215	214,796
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class AJ
5.48%, 5/15/45		500	508,456
Series 2012-CBX, Class E
5.238%, 6/15/45 (a)		100	96,386
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41		185	184,886
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49		600	594,654
Series 2006-4, Class AJFX
5.147%, 12/12/49 (a)		30	30,189

Total Commercial Mortgage-Backed Securities (cost $2,949,766)			2,933,799

EMERGING MARKETS - CORPORATE BONDS - 0.6%
Industrial - 0.6%
Capital Goods - 0.3%
Cemex SAB de CV
6.50%, 12/10/19 (a)		950	916,750

Consumer Non-Cyclical - 0.1%
Raizen Energy Finance Ltd.
7.00%, 2/01/17 (a)		275	279,125
Tonon Luxembourg SA
7.25% (7.25% Cash and 9.25% PIK),
1/24/20 (a)(c)(h)		275	27,461
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (h)(i)		425	11,177

			317,763

Transportation - Airlines - 0.2%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		440	434,500

Total Emerging Markets - Corporate Bonds (cost $2,392,320)			1,669,013

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 0.5%
United States - 0.5%
U.S. Treasury Notes 3.75%, 11/15/18 (cost $1,259,481)	U.S.$	1,182	$1,264,602

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Mexico - 0.4%
Petroleos Mexicanos 3.50%, 7/23/20 (a) (cost $1,118,302)		1,119	1,059,133

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Banking - 0.2%
Citigroup Capital XIII
6.692% (d)		18,500	480,815
US Bancorp Series F
6.50%		3,000	86,100

			566,915

REITS - 0.0%
Welltower, Inc.
6.50%		450	11,628

Total Preferred Stocks (cost $593,150)			578,543

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Brazil - 0.2%
Petrobras Global Finance BV
3.50%, 2/06/17	U.S.$	155	144,925
3.25%, 3/17/17		325	300,625

			445,550

Norway - 0.0%
Eksportfinans ASA 2.375%, 5/25/16		112	112,078

Total Governments - Sovereign Agencies (cost $589,890)			557,628

EMERGING MARKETS - SOVEREIGNS - 0.1%
Kenya - 0.1%
Kenya Government International Bond 5.875%, 6/24/19 (a) (cost $240,000)		240	226,200

	Contracts	U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.0%
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust Expiration: Jan 2016, Exercise Price: $ 190.00 (j)(k)	130	$3,445
SPDR S&P 500 ETF Trust Expiration: Jan 2016, Exercise Price: $ 192.00 (j)(k)	525	18,638
SPDR S&P 500 ETF Trust Expiration: Jan 2016, Exercise Price: $ 197.00 (j)(k)	402	32,160

		54,243

	Notional Amount (000)
Swaptions - 0.0%
CDX-NAHY Series 25 RTP, Barclays Bank PLC (Buy Protection)
Expiration: Jan 2016, Exercise Rate: 98.00% (j)	7,760	10,780

Total Options Purchased - Puts (premiums paid $160,549)		65,023

	Shares
SHORT-TERM INVESTMENTS - 12.6%
Investment Companies - 12.6%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.30% (l)(m) (cost $35,308,667)	35,308,667	35,308,667

Total Investments - 98.3% (cost $289,653,338) (n)		274,715,119
Other assets less liabilities - 1.7% (o)		4,751,997

Net Assets - 100.0%		$279,467,116

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr (CBT) Futures	20	March 2016	$2,544,188	$2,518,125	$(26,063)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	GBP	8,870	USD	13,458	1/28/16	$379,906

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	AUD	604	USD	433	2/05/16	$(5,810)
HSBC Bank USA	CAD	1,082	USD	813	1/14/16	30,950
State Street Bank & Trust Co.	EUR	6,060	USD	6,441	1/27/16	(148,453)
State Street Bank & Trust Co.	JPY	89,775	USD	736	2/10/16	(11,397)

						$245,196

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (k)	130	$180.00	January 2016	$9,484	$(1,040)
SPDR S&P 500 ETF Trust (k)	525	188.00	January 2016	45,053	(10,500)
SPDR S&P 500 ETF Trust (k)	402	193.00	January 2016	9,631	(16,683)

				$64,168	$(28,223)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX-NAHY Series 25, 5 Year Index	Barclays Bank PLC	Sell	95.00%	1/20/16	$7,760	$13,968	$(3,156)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index,12/20/18*	(5.00)%	3.14%	$480	$(25,470)	$(6,488)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.83	370	(2,522)	2,387
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 24, 5 Year Index,6/20/20*	5.00	4.04	2,454	95,271	(44,173)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73	819	10,499	11,979

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00%	4.73%		$5,817	$74,571	$134,025
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		934	11,974	18,058
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		1,247	15,985	24,121
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		566	7,256	8,601
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		566	7,256	9,571
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		818	10,486	9,786
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		818	10,486	8,931
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		818	10,487	10,020
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		566	7,256	8,064
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.73		566	7,256	(7,087)
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.52		1,540	18,551	11,076
iTraxx-XOVER Series 21, 5 Year Index, 6/20/19*	5.00	2.42	EUR	3	297	(256)
iTraxx-XOVER Series 24, 5 Year Index, 12/20/20*	5.00	3.15		1,112	100,793	13,758
iTraxx-XOVER Series 24, 5 Year Index, 12/20/20*	5.00	3.15		938	85,021	11,689

					$445,453	$224,062

*	Termination Date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International:
Teck Resources Ltd., 3.15%, 1/15/17, 6/20/18*	(1.00)%	13.52%	$3,700	$973,971	$73,920	$900,051
Sale Contracts
Barclays Bank PLC:
M.D.C. Holdings, Inc., 5.625%, 2/01/20, 6/20/17*	1.00	0.38	180	1,502	(2,753)	4,255
MGM Resorts International, 7.625% 1/15/17, 6/20/18*	5.00	1.33	35	3,121	1,116	2,005

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2015		Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
MGM Resorts International, 7.625%, 1/15/17, 6/20/17*	5.00%	0.7	9%		$180	$11,173	$(4,683)	$15,856
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	1.98		EUR	326	38,551	35,138	3,413
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	1.98			424	50,117	46,161	3,956
Virgin Media Finance PLC, 4.875%, 2/15/22, 12/20/18*	5.00	1.56			$230	22,769	8,754	14,015
Virgin Media Finance PLC, 9.50%, 8/15/16, 6/20/17*	5.00	0.75			200	12,551	1,702	10,849
Virgin Media Finance PLC, 9.50%, 8/15/16, 6/20/17*	5.00	0.75			140	8,786	589	8,197
Citibank, NA:
Bombardier, Inc., 7.45%, 5/01/34, 6/20/19*	5.00	9.61			1,000	(126,924)	67,082	(194,006)
EDP - Energias de Portugal, S.A., 6.00%, 5/21/18, 3/20/19*	5.00	1.08		EUR	630	86,894	81,943	4,951
ThyssenKrupp AG, 4.00%, 8/27/18, 3/20/19*	1.00	1.81			1,050	(28,865)	(65,306)	36,441
Unitymedia KabelBW GmbH, 9.625%, 12/01/19, 3/20/19*	5.00	1.23			40	5,309	3,380	1,929
UPC Holding B.V., 8.375%, 8/15/20, 9/20/19*	5.00	1.98			670	79,211	77,409	1,802
Credit Suisse International:
Dell, Inc., 7.10%, 4/15/28, 12/20/18*	1.00	2.49			$200	(8,863)	(15,781)	6,918
MGM Resorts International, 7.625% 1/15/17, 6/20/18*	5.00	1.33			18	1,605	614	991

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG:
Sprint Communications, Inc., 6.00%, 12/01/16, 9/20/18*	5.00%	8.67%		$510	$(44,655)	$16,441	$(61,096)
United States Steel Corp., 6.65%, 6/01/37, 3/20/19*	5.00	20.12		295	(100,544)	7,649	(108,193)
Goldman Sachs International:
CCO Holdings, LLC, 7.25%, 10/30/17, 3/20/19*	5.00	0.82		300	39,933	19,934	19,999
Teck Resources Ltd., 3.15%, 1/15/17, 6/20/20*	1.00	17.03		2,950	(1,359,545)	(269,213)	(1,090,332)
Wendel, 4.875%, 5/26/16, 3/20/19*	5.00	0.63	EUR	1,050	162,590	136,064	26,526
JPMorgan Chase Bank, NA:
M.D.C. Holdings, Inc., 5.625%, 2/01/20, 12/20/16*	5.00	0.28		$150	7,174	1,805	5,369
MGM Resorts International, 7.625%, 1/15/17, 6/20/18*	5.00	1.33		450	40,124	4,099	36,025
Unitymedia KabelBW GmbH, 9.625%, 12/01/19, 9/20/18*	5.00	0.99	EUR	190	22,498	11,116	11,382

					$(101,517)	$237,180	$(338,697)

*	Termination Date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International iBoxx $ Liquid High Yield Index	1,148,000	LIBOR	$1,148	3/21/16	$19,342
JPMorgan Chase Bank, NA iBoxx $ Liquid High Yield Index	1,276,000	LIBOR	1,276	3/21/16	21,507

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
iBoxx $ Liquid High Yield Index	1,276,000	LIBOR	$1,276	3/21/16	$20,020
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	1,497,000	LIBOR	1,497	3/21/16	44,754
iBoxx $ Liquid High Yield Index	1,938,000	LIBOR	1,938	3/21/16	41,832

					$147,455

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate market value of these securities amounted to $88,360,703 or 31.6% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2015.
(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2015.
(d)	Variable rate coupon, rate shown as of December 31, 2015.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2015.
(g)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(h)	Security is in default and is non-income producing.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of December 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/13/13	$437,042	$11,177	0.00%

(j)	Non-income producing security.
(k)	One contract relates to 100 shares.
(l)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(n)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $885,236 and gross unrealized depreciation of investments was $(15,823,455), resulting in net unrealized depreciation of $(14,938,219).
(o)	An amount of U.S. $61,722 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
RTP	-	Right to Pay
SPDR	-	Standard & Poor’s Depository Receipt

COUNTRY BREAKDOWN *

December 31, 2015 (unaudited)

64.8%	United States
5.7%	United Kingdom
2.9%	Canada
2.0%	France
1.7%	Germany
1.5%	Ireland
1.3%	Switzerland
1.3%	Luxembourg
0.9%	Mexico
0.9%	Netherlands
0.5%	Italy
0.5%	Trinidad & Tobago
0.5%	New Zealand
2.7%	Other
12.8%	Short-Term

100.0%

*	All data are as of December 31, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following countries: Australia, Brazil, Chile, China, Denmark, Finland, Hong Kong, Kenya, Macau, Norway, Portugal, South Africa, Spain and Sweden.

AB Limited Duration High Income Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$182,084,341		$2,741,042		$184,825,383
Corporates - Investment Grade		– 0	–	24,905,838		– 0	–	24,905,838
Bank Loans		– 0	–	– 0	–	13,668,772		13,668,772

Collateralized Mortgage Obligations	– 0	–	– 0	–	7,652,518		7,652,518
Commercial Mortgage-Backed Securities	– 0	–	– 0	–	2,933,799		2,933,799
Emerging Markets - Corporate Bonds	– 0	–	1,669,013		– 0	–	1,669,013
Governments - Treasuries	– 0	–	1,264,602		– 0	–	1,264,602
Quasi-Sovereigns	– 0	–	1,059,133		– 0	–	1,059,133
Preferred Stocks	578,543		– 0	–	– 0	–	578,543
Governments - Sovereign Agencies	– 0	–	557,628		– 0	–	557,628
Emerging Markets - Sovereigns	– 0	–	226,200		– 0	–	226,200
Options Purchased - Puts	– 0	–	65,023		– 0	–	65,023
Short-Term Investments	35,308,667		– 0	–	– 0	–	35,308,667

Total Investments in Securities	35,887,210		211,831,778		26,996,131		274,715,119
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	410,856		– 0	–	410,856
Centrally Cleared Credit Default Swaps	– 0	–	282,066		– 0	–	282,066
Credit Default Swaps	– 0	–	1,114,930		– 0	–	1,114,930
Total Return Swaps	– 0	–	147,455		– 0	–	147,455
Liabilities:
Futures	(26,063)		– 0	–	– 0	–	(26,063)
Forward Currency Exchange Contracts	– 0	–	(165,660)		– 0	–	(165,660)
Put Options Written	– 0	–	(28,223)		– 0	–	(28,223)
Credit Default Swaptions Written	– 0	–	(3,156)		– 0	–	(3,156)
Centrally Cleared Credit Default Swaps	– 0	–	(58,004)		– 0	–	(58,004)
Credit Default Swaps	– 0	–	(1,453,627)		– 0	–	(1,453,627)

Total+	$35,861,147		$212,078,415		$26,996,131		$274,935,693

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions written which are valued at market value.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates Non- Investment Grade		Bank Loans		Collateralized Mortgage Obligation
Balance as of 9/30/15	$2,792,875		$13,623,831		$7,011,920
Accrued discounts/(premiums)	(13,273)		4,496		(1,091)
Realized gain (loss)	– 0	–	(56,472)		48
Change in unrealized appreciation/depreciation	(38,560)		(442,422)		(17,255)
Purchases/Payups	– 0	–	1,476,684		793,823
Sales/Paydowns	– 0	–	(937,345)		(134,927)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/15	$2,741,042		$13,668,772		$7,652,518

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$(38,560)		$(478,543)		$(17,255)

	Commercial Mortgage-Backed Securities		Total
Balance as of 9/30/15	$2,963,129		26,391,755
Accrued discounts/(premiums)	(99)		(9,967)
Realized gain (loss)	– 0	–	(56,424)
Change in unrealized appreciation/depreciation	(29,231)		(527,468)
Purchases/Payups	– 0	–	2,270,507
Sales/Paydowns	– 0	–	(1,072,272)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/15	$2,933,799		$26,996,131

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$(29,231)		$(563,589)

As of December 31, 2015, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	February 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	February 23, 2016